Investment in Affiliates - Income Statement Data (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 34,885	$ 37,468
Net (loss)/ income before non-cash change in fair value of Junior Loan	(22,881)	(20,778)
Net (loss)/ income	(3,197)	9,762
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Revenue	49,870	38,633
Net (loss)/ income before non-cash change in fair value of Junior Loan	(12,899)	(40,921)
Net (loss)/ income	$ (12,169)	$ (9,086)